Concentrations and Risks - Details of Customers Accounting for Net Revenues (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	10.00%
Customer A [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	20.00%	25.00%	34.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	15.00%	18.00%	16.00%